Share-based compensation (Tables)	12 Months Ended
Dec. 31, 2016
Share-based compensation
Schedule of Share Options Activity
The activities of share options for the year ended December 31, 2016 is summarized as below:

			Aggregate	Weighted
		Weighted	intrinsic	average
		average	value	remaining
	Number of	exercise prices	US$ in	contractual
	shares	US$/Share	thousands	life
Outstanding as of January 1, 2016	1,842,447.0	4.92	43,040	5.02 years
Granted during the year	-	-
Exercised during the year	(864,866.0)	4.02
Forfeited during the year	(5,000.0)	4.03
Outstanding as of December 31, 2016	972,581.0	5.71	12,867	4.99 years
Exercisable as of December 31, 2016	972,581.0	5.71	12,867	4.99 years

Schedule of Share Options Valuation Assumptions
The following table lists the inputs to the model used on the date of grant and weighted-average fair value per option granted:

	February 8,		December 28, 2010				August 7,
	2010						2012
			Vesting period		Vesting period
			of 3 years		of 4 years
Fair value per share	US$	3.02	US$	10.16	US$	10.16	US$	4.20
Exercise price	US$	3.20	US$	10.20	US$	10.20	US$	4.03
Risk-free interest rate		3.62%		3.58%		3.58%		1.72%
Dividend yield		-		-		-		-
Weighted-average fair value per option granted	US$	3.60	US$	5.08	US$	5.36	US$	2.34
Expected volatility		60%		69%		69%		53%
Expected terms		10 years		10 years		10 years		10 years

Schedule of restricted shares or restricted share units activity
The activities of RSUs for the year ended December 31, 2016 is summarized as below:

	Number of RSUs	Weighted-average fair value per RSU granted (US$)
Outstanding as of January 1, 2016	794,534.0	37.02
Granted during the year	1,026,544.0	23.25
Vested and sold during the year	(246,434.0)	48.11
Forfeited during the year	(128,564.0)	25.94
Outstanding as of December 31, 2016	1,446,080.0	26.34
Vested as of December 31, 2016	395,481.0	30.56